Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of calculation tax charge

	2022	2021	2020

	(€ in thousands)
Consolidated result before corporate income taxes	(64,795)	(61,563)	(46,490)
Exclude: results related to associates	(8)	(217)	(322)
	(64,787)	(61,346)	(46,168)

Income tax based on domestic rate (2022: 25.8%, 2021 and 2020: 25%)	16,715	15,337	11,542
Tax effect of:
Different tax rates in foreign jurisdictions	10	18	16
Non-deductible expenses / non-taxable gains	133	(2,176)	(2,742)
Share- and loan-issue expenditures that are taxable	—	1,423	174
Change in unrecognized deductible temporary differences	(75)	(89)	(44)
Current year losses for which no deferred tax asset was recognized	(16,826)	(14,606)	(9,029)
True-up for prior year	(53)	(24)	(41)
Income tax charge	(96)	(117)	(124)
Effective tax rate	—%	—%	—%